Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of gains on designated derivatives reclassified
	Six months period ended June 30,
	2019	2018
	Unaudited
Line Item in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Foreign currency derivatives Cost of revenues	$-	$(10)
Foreign currency derivatives Sales and marketing	(1)	(8)
Foreign currency derivatives General and administrative	-	(3)
Total income	$(1)	$(21)

Schedule of assets and liabilities measured at fair value on a recurring basis
	June 30, 2019
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative assets	$10	-	$10	-

	$10	-	$10	-

	June 30, 2018
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative liabilities	$47	-	$47	-

	$47	-	$47	-